Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable	¥ 2,168,655	¥ 1,946,230
Less: allowance for doubtful accounts	(100,040)	(46,441)	¥ (37,699)	¥ (23,802)
Accounts Receivable, Net, Current	¥ 2,068,615	¥ 1,899,789